Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
Year ended December 31,
(in thousands)	2021	2020	2019
Current tax	$-	$-	$-
Deferred tax	-	-	-
Provision for income taxes, net	$-	$-	$-

Schedule of reconciliation of the theoretical tax expenses
	Year ended December 31,
(in thousands)	2021	2020	2019
Loss before taxes	$14,468	$11,824	$9,384
Statutory tax rate	23%	23%	23%
Tax benefit	3,328	2,720	2,158
Permanent differences	975	635	9,136
Valuation allowance	(4,303)	(3,355)	(11,294)
Tax expenses	$-	$-	$-

Schedule of deferred tax liabilities and assets
	Year ended December 31,
(in thousands)	2021		2020
Tax assets in respect of:	$		$
Accrued employees’ and directors’ compensation		308		61
Stock based compensation		746		-
Research and development expenses		2,527		1,275
Net loss carryforward		22,444		18,760
Total deferred tax assets		26,025		20,096
Less - valuation allowance		(26,025)		(20,096)
Deferred tax assets		$-		$-